NOTES PAYABLE (Details Narrative) - USD ($)								9 Months Ended	12 Months Ended
	Jul. 24, 2025	Sep. 25, 2024	Feb. 02, 2024	Jan. 25, 2024	Sep. 01, 2023	Jul. 26, 2023	Dec. 12, 2022	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 30, 2022
IfrsStatementLineItems [Line Items]
Unsecured promissory note												$ 8,500,000
Repayment of notes payable									$ 800,000
Shares issued								7,136,044	3,200,728
Principal amount	$ 2,427,500
Note purchase agreement [member]
IfrsStatementLineItems [Line Items]
Unsecured promissory note		$ 990,000				$ 1,070,000	$ 1,332,500
Proceeds from promissory note		886,000				1,000,000	1,250,000
Original issue discount	$ 157,500	99,000				50,000	62,500
Investor fees		$ 5,000				$ 20,000	$ 20,000
Debt interest percentage	8.00%					8.00%	8.00%
Outstanding balance elected for prepayment						120.00%	120.00%
Redemption amount						$ 200,000	$ 200,000
Outstanding balance of promissory notes						$ 160,000	$ 200,000
Outstanding balance percentage							1.00%
Outstanding balance interest description						the amount actually redeemed in such month or the Outstanding Balance will automatically increase by one percent (1%) as of such fifth (5th) day. Under the Note Purchase Agreement, while the Note is outstanding, the Company agreed to keep adequate public information available and maintain its Nasdaq listing.	the Investor shall have the right to increase the balance of the Note by fifteen percent (15%) for Major Trigger Event (as defined in the Note) and five percent (5%) for Minor Trigger Event (as defined in the Note). In addition, the Note provides that upon occurrence of an Event of Default, the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of twenty-two percent (22%) per annum or the maximum rate permitted under applicable law.
Amortization for discount									$ 99,000
Partitional notes									$ 990,000
Shares of common stock									2,169,353
Loss on note conversion									$ 142,055
Legal fee	$ 20,000
Issuance of ordinary shares	130,500
Note purchase agreement [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Unsecured promissory note	$ 50,000,000
Note purchase agreement one [member]
IfrsStatementLineItems [Line Items]
Amortization for discount									18,593	20,833	$ 60,260
Interest expense									44,988	106,050,000	$ 5,922
Partitional notes									$ 403,202	$ 340,000
Shares of common stock									1,603,747	70,867
Loss on note conversion									$ 77,201	$ 178,863
Repayment of notes payable									750,000
Outstanding balance of notes					$ 96,091
Note purchase agreement two [member]
IfrsStatementLineItems [Line Items]
Amortization for discount								$ 3,495	25,134	21,371
Interest expense								24,251	89,462	$ 37,569
Partitional notes								$ 569,345
Shares of common stock								300,476
Loss on note conversion								$ 197,369	268,806
Repayment of notes payable									50,000
Fee income								8,979
Lender exchange partitioned notes									$ 580,000
Pre-reverse split shares									3,351,070
Outstanding principal balance									$ 560,366
Unamortized original issue discount									3,495
2024 Note Purchase Agreement [member]
IfrsStatementLineItems [Line Items]
Debt interest percentage				16.00%
Interest expense								1,021,008	767,922
Loss on note conversion								2,699,698
Lender exchange partitioned notes									$ 4,630,000
Pre-reverse split shares									2,330,088
Outstanding principal balance									$ 4,630,000
Principal amount				$ 4,630,000
Percentage of cash fee				3.00%
Accountable expenses				$ 30,000
Percentage of gross proceeds				7.50%
2024 Note Purchase Agreement [member] | Restricted Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued			193,994
2024 Note Purchase Agreement [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued			193,994
Fair value of shares issued			$ 347,250
2025 Note Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Amortization for discount								157,500
Interest expense								36,143
Outstanding principal balance								$ 2,427,500